Prospectus SI Class [Member] Investment Objectives and Goals - Prospectus-SI Class - Payden Emerging Markets Local Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PAYDEN EMERGING MARKETS LOCAL BOND FUND
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Fund seeks a high level of total return.